Income and Expenses Items - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Operating Income and Expense [Line Items]
Government grant received	$ 973	$ 425	$ 106
COVID-19 Epidemic [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Government grant received	$ 882
Immediate Holding Company [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Income from discharge of liability			1,537
Reduction of Other Current Assets [Member]
Disclosure of Other Operating Income and Expense [Line Items]
Recognized other expenses - others			$ 749